5. EQUITY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Reverse stock split			On April 14, 2015, the Company completed a 1-for-50 reverse stock split. Accordingly, authorized common stock was reduced from 500,000,000 shares to 10,000,000 shares, and each 50 shares of outstanding common stock held by stockholders were combined into one share of common stock.
Unrecognized stock option expense			$ 139,139
Weighted average remaining vesting period			8 months 9 days
2000 Stock Option Plan
Shares available for future issuance			9,800
2010 Stock Incentive Plan
Shares authorized			3,170,000
Shares available for issuance			3,028,845
2012 Directors Compensation Program [Member]
Options granted			0	11,053
Accredited Investor [Member]
Stock issued upon conversion of warrants		5,292
Two Investors [Member]
Proceeds from issuance of common stock and warrants	$ 14,766
Stock issued upon conversion of warrants	6,757
Common Stock and Warrants [Member] | 18 Accredited Investors [Member]
Stock sold new, shares issued			952,383
Proceeds from issuance of common stock and warrants			$ 5,591,988
Common Stock and Warrants [Member] | Roth [Member]
Stock issuance cost			285,512
Expense reimbursement			$ 75,000